Acquisitions (Tables)	12 Months Ended
Dec. 31, 2013
Acquisitions
Summary of the net assets received from the FDIC and the estimated fair value adjustments resulting in the bargain purchase gain

A summary of the net assets received from the FDIC in the FNB Transaction and the estimated fair value adjustments resulting in the bargain purchase gain are presented below (in thousands).

Cost basis net assets on September 13, 2013	$215,000
Cash payment received from the FDIC	45,000
Fair value adjustments:
Securities	(3,341)
Loans	(343,068)
Premises and equipment	3,565
Other real estate owned	(79,273)
FDIC indemnification asset	185,680
Other intangible assets	4,270
Deposits	(8,282)
Other	(6,966)
Bargain purchase gain	$12,585

FNB
Acquisitions
Summary of fair values of the identifiable assets acquired, and liabilities assumed

The resulting fair values of the identifiable assets acquired, and liabilities assumed, of FNB at September 13, 2013 are summarized in the following table (in thousands).

Cash and due from banks	$362,695
Securities	286,214
Non-covered loans	42,884
Covered loans	1,116,583
Premises and equipment	78,399
FDIC indemnification asset	185,680
Covered other real estate owned	135,187
Other assets	26,300
Other intangible assets	4,270
Total identifiable assets acquired	2,238,212

Deposits	(2,211,740)
Other liabilities	(13,887)
Total liabilities assumed	(2,225,627)
Net identifiable assets acquired/bargain purchase gain	$12,585

Schedule of loans acquired in business combination

The following table presents details on acquired loans at the Bank Closing Date (in thousands).

	Loans, excluding	PCI	Total
	PCI Loans	Loans	Loans
Commercial and industrial	$47,874	$47,751	$95,625
Real estate	242,998	611,219	854,217
Construction and land development	26,669	158,247	184,916
Consumer	19,095	5,614	24,709
Total	$336,636	$822,831	$1,159,467

Plains Capital
Acquisitions
Summary of fair values of the identifiable assets acquired, and liabilities assumed

The resulting fair values of the identifiable assets acquired, and liabilities assumed, of PlainsCapital at December 1, 2012 are summarized in the following table (in thousands).

Cash and due from banks	$393,132
Federal funds sold and securities purchased agreements to resell	84,352
Securities	730,779
Loans held for sale	1,520,833
Loans, net	3,195,309
Broker-dealer and clearing organization receivables	149,457
Premises and equipment	96,886
Other intangible assets	70,650
Other assets	241,876
Total identifiable assets acquired	6,483,274

Deposits	4,463,069
Broker-dealer and clearing organization payables	263,894
Short-term borrowings	914,062
Notes payable	10,855
Junior subordinated debentures	67,012
Other liabilities	180,998
Total liabilities assumed	5,899,890

Net identifiable assets acquired	583,384
Goodwill resulting from the acquisition	230,073
Net assets acquired	$813,457

Schedule of loans acquired in business combination

The following table presents details on acquired loans at the acquisition date (in thousands).

	Loans, excluding	PCI	Total
	PCI Loans	Loans	Loans
Commercial and industrial	$1,684,706	$74,911	$1,759,617
Real estate	1,077,295	63,866	1,141,161
Construction and land development	232,313	34,008	266,321
Consumer	28,131	79	28,210
Total	$3,022,445	$172,864	$3,195,309

Schedule of components of the consideration paid

The components of the consideration paid are shown in the following table (in thousands).

Fair value of consideration paid:
Common stock issued	$387,584
Preferred stock issued	114,068
Cash	311,805
Total consideration paid	$813,457

Schedule of pro forma results

The table also presents pro forma results had the PlainsCapital Merger taken place on January 1, 2011 (in thousands), and includes the estimated impact of purchase accounting adjustments.

	PlainsCapital	Pro Forma Combined
	Acquisition Date	Twelve Months Ended
	through	December 31,
	December 31, 2012	2012	2011
Net interest income	$24,029	$221,635	$225,436
Other revenues	70,085	901,347	616,582
Net income	8,361	75,138	63,067

Plains Capital | PCI loans
Acquisitions
Schedule of loans acquired in business combination

The following table presents information about the PCI loans at acquisition (in thousands).

Contractually required principal and interest payments	$252,818
Nonaccretable difference	61,527
Cash flows expected to be collected	191,291
Accretable difference	18,427
Fair value of loans acquired with a deterioration of credit quality	$172,864

Plains Capital | Acquired loans without credit impairment
Acquisitions
Schedule of loans acquired in business combination

The following table presents information about the acquired loans without credit impairment at acquisition (in thousands).

Contractually required principal and interest payments	$3,498,554
Contractual cash flows not expected to be collected	92,526
Fair value at acquisition	3,022,445

Bank | FNB | PCI loans
Acquisitions
Schedule of information about the loans at Bank Closing Date

The following table presents information about the acquired PCI loans at the Bank Closing Date (in thousands).

Contractually required principal and interest payments	$1,533,667
Nonaccretable difference	542,241
Cash flows expected to be collected	991,426
Accretable difference	168,595
Fair value of loans acquired with a deterioration of credit quality	$822,831

Bank | FNB | Acquired loans without credit impairment
Acquisitions
Schedule of information about the loans at Bank Closing Date

The following table presents information about the acquired loans without credit impairment at the Bank Closing Date (in thousands).

Contractually required principal and interest payments	$466,754
Contractual cash flows not expected to be collected	43,783
Fair value at acquisition	336,636